Concentrations	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentrations

18. Concentrations:

Major customers

During the year ended December 31, 2024, and 2023, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the year ended December 31, 2024, the Company had revenues of $2,715,633 and $1,935,119, from two customers (December 31, 2023 - two customers for $2,927,239 and $1,716,205; December 31, 2022 - three customers for $3,528,530, $2,293,798, and $1,507,029) which was more than 10% of the total revenue. The Company is reliant on the Google App, iOS App and Amazon App Stores to provide a content platform for Rooplay, to be played thereon and certain advertising agencies for the Ad tech revenue.